Intangible assets (Details 1) $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual discount rate after tax	8.50%
Long-term growth rate	1.50%
Long-term market share	25.00%
NIS [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net value of the CGU net of taxes	$ 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	3,668
Value of goodwill of the CGU	268
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	$ 555